Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0002059702
Registrant Name	MediaOn Group Inc.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A